Other current and non-current assets -Summary of Other current assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Prepaid expenses	€ 9,546	€ 10,450
Value added tax receivables	1,605	1,031
Other assets	5,517	2,357
Total	€ 16,668	€ 13,838